FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Schedule of financial assets and liabilities by level within the fair value hierarchy

	Carrying value		Fair value
		Amortized
As at December 31, 2019	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$23,174	$—	$—	$—
Trade receivables	6,210	—	—	6,210	—
Restricted cash	—	54	—	—	—
	$6,210	$23,228	$—	$6,210	$—
Financial liabilities
Accounts payable and accrued liabilities	$—	$47,297	$—	$—	$—
Lease obligations	—	14,118	—	—	—
RSU liability	3,811	—	—	3,811	—
DSU liability	1,745	—	—	1,745	—
Loan facility	—	376,202	—	—	—
Debt portion of convertible note	—	87,718	—	87,718	—
	$5,556	$525,335	$—	$93,274	$—

	Carrying value		Fair value
		Amortized
As at December 31, 2018	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$45,407	$—	$—	$—
Trade receivables	14,487	—	—	14,487	—
Restricted cash	—	2,029	—	—	—
	$14,487	$47,436	$—	$14,487	$—

Financial liabilities
Accounts payable and accrued liabilities	$—	$43,048	$—	$—	$—
RSU liability	1,502	—	—	1,502	—
DSU liability	997	—	—	997	—
Loan facility	—	472,146	—	—	—
Offtake obligation	70,069	—	—	—	70,069
Debt portion of convertible note	—	82,150	—	82,150	—
	$72,568	$597,344	$—	$84,649	$70,069

Currency risk
Financial risk management
Schedule of risk management

	Impact of currency rate change on pre-tax earnings
	10% increase	10% decrease
Cash and cash equivalents	$817	$(817)
Receivables and other, excluding trade receivables	850	(850)
Restricted cash	5	(5)
Accounts payable and accrued liabilities	(5,592)	5,592

Interest rate risk
Financial risk management
Schedule of risk management

	Impact of interest rate change on pre-tax earnings
	1% increase	1% decrease
Cash and cash equivalents	$352	$(352)
Loan facility	(381)	381

Commodity price risk
Financial risk management
Schedule of risk management

	Impact of price change on pre-tax earnings
	10% increase	10% decrease
Trade receivables	$6,434	$(6,434)

Credit risk
Financial risk management
Schedule of risk management

	December 31,	December 31,
	2019	2018
Cash and cash equivalents	$23,174	$45,407
Trade receivables	6,210	14,487
Restricted cash	54	2,029
	$29,438	$61,923

Liquidity risk
Financial risk management
Schedule of risk management

				More than
	1 year	2-3 years	4-5 years	5 years	Total
Principal repayments on loan facility	$66,667	$315,333	$—	$—	$382,000
Convertible notes	—	100,000	—	—	100,000
Accounts payable and accrued liabilities	48,411	—	—	—	48,411
Interest payments on loan facility(1)	16,273	21,970	—	—	38,243
Lease obligations	6,549	6,689	1,849	—	15,087
Interest on convertible notes	2,250	3,366	—	—	5,616
RSU liability	3,009	802	—	—	3,811
	$143,159	$448,160	$1,849	$—	$593,168